Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2021	Jan. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Net proceeds from issuance of common stock				$ 8,489,082	$ 176,990	$ 2,579,114	$ 5,802,002
Stock option awards granted			210,800
Subsequent Event
Subsequent Event [Line Items]
Stock option awards granted		42,500
Stock options, vesting period		3 years
Subsequent Event | Aerogen Limited
Subsequent Event [Line Items]
Purchase order for products amounted	$ 54,315
Transaction One | Subsequent Event
Subsequent Event [Line Items]
Issuance of common stock shares		43,018
Net proceeds from issuance of common stock		$ 2,495,058
Transaction Two | Subsequent Event
Subsequent Event [Line Items]
Issuance of common stock shares		79,400
Net proceeds from issuance of common stock		$ 5,716,800